Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of Lease	The components of lease expense were as follows:
	Six Months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Operating lease expense	1,171	1,161
Supplemental cash flow information related to leases was as follows:
	Six Months ended June 30,
	2023	2024
	$	$
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	809	622

Supplemental balance sheet information related to leases was as follows:
	Six Months ended June 30,
	2023	2024
	Unaudited	Unaudited
Weighted-average Remaining Lease Term
Operating leases	2.67 Years	1.70 Years
Weighted-average Discount Rate
Operating leases	4.25%	4.32%

Schedule of Maturities of Lease Liabilities	As of June 30, 2024, maturities of lease liabilities were as follows:
Amount
$
Unaudited
For the six months ending December 31, 2024 (remaining)	3,549
For the year ending December 31,
2025	2,415
2026	465
2027	31
2028	9
Total lease payments	6,469
Less: interest	(153)
Total	6,316
Less: current portion	(2,325)
Non-current portion	3,991